Schedule of contract assets/liabilities (Details)	Apr. 30, 2026 USD ($)	Apr. 30, 2026 SGD ($)	Apr. 30, 2025 SGD ($)
Contract Assetsliabilities
Contract assets, gross	$ 4,600,390	$ 5,859,977	$ 4,210,736
Less: loss allowance	(36,386)	(46,348)	(18,117)
Contract assets	4,564,004	5,813,629	4,192,619
Contract liabilities	$ 1,030,522	$ 1,312,679	$ 153,113